Analysis of Net Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Component of Net Debt

	As at 31 December 2017		As at 31 December 2016
	Fair value (i) €m	Book value €m	Fair value (i) €m	Book value €m
Cash and cash equivalents (note 23)	2,135	2,135	2,449	2,449
Interest-bearing loans and borrowings (note 24)	(8,421)	(7,981)	(8,236)	(7,790)
Derivative financial instruments (net) (note 25)	50	50	44	44
Group net debt	(6,236)	(5,796)	(5,743)	(5,297

Reconciliation of Opening to Closing Net Debt
Reconciliation of opening to closing net debt	2017 €m	2016 €m	2015 €m
At 1 January	(5,297)	(6,618)	(2,492)
Debt in acquired companies (note 31)	(12)	(3)	(175)
Debt in disposed companies	-	-	20
Increase in interest-bearing loans, borrowings and finance leases	(1,010)	(600)	(5,633)
Net cash flow arising from derivative financial instruments	(169)	5	(47)
Repayment of interest-bearing loans, borrowings and finance leases	343	2,015	2,744
Decrease in cash and cash equivalents	(153)	(127)	(897)
Mark-to-market adjustment	9	21	(1)
Translation adjustment	493	10	(137)
At 31 December	(5,796)	(5,297)	(6,618)

Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt

The following table shows the effective interest rates on period-end fixed, gross and net debt:

	As at 31 December 2017			As at 31 December 2016
	€m	Interest rate	Weighted average fixed period Years	€m	Interest rate	Weighted average fixed period Years
Interest-bearing loans and borrowings nominal - fixed rate (i)	(7,844)			(7,417)
Derivative financial instruments - fixed rate	1,505			1,640
Net fixed rate debt including derivatives	(6,339)	3.3%	9.2	(5,777)	3.5%	8.7
Interest-bearing loans and borrowings nominal - floating rate (ii)	(70)			(270)
Adjustment of debt from nominal to book value (i)	(67)			(103)
Derivative financial instruments - currency floating rate	(1,455)			(1,596)
Gross debt including derivative financial instruments	(7,931)	4.2%		(7,746)	4.1%
Cash and cash equivalents - floating rate	2,135			2,449
Group net debt	(5,796)			(5,297)
Cash at bank and in hand reclassified as held for sale (note 23)	(20)			-
Bank overdrafts reclassified as held for sale (note 24)	5			-
Group net debt excluding net debt reclassified as held for sale	(5,811)			(5,297)

(i)	Of the Group’s nominal fixed rate debt at 31 December 2017, €1,505 million (2016: €1,640 million) is hedged to floating rate using interest rate swaps.

(ii)	Floating rate debt comprises bank borrowings and finance leases bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders

The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2017 and 31 December 2016 is as follows:

	euro €m	US Dollar €m	Pound Sterling €m	Canadian Dollar €m	Philippine Peso €m	Polish Zloty €m	Swiss Franc €m	Other (i) €m	Total €m
Cash and cash equivalents (note 23)*	743	714	215	140	43	99	61	100	2,115
Interest-bearing loans and borrowings (note 24)*	(3,827)	(3,097)	(465)	(2)	(293)	-	(281)	(11)	(7,976)
Derivative financial instruments (net) (note 25)	2,078	(908)	(157)	(480)	(17)	(171)	(247)	(48)	50
Net debt* by major currency including derivative financial instruments	(1,006)	(3,291)	(407)	(342)	(267)	(72)	(467)	41	(5,811)

Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	5,030	8,815	2,400	1,466	1,292	310	715	1,804	21,832
Current assets	1,935	3,718	692	454	110	138	302	273	7,622
Non-current liabilities	(713)	(1,311)	(295)	(206)	(153)	(5)	(181)	(98)	(2,962)
Current liabilities	(1,745)	(2,093)	(806)	(322)	(137)	(130)	(186)	(285)	(5,704)
Non-controlling interests	(49)	(14)	-	-	(391)	-	(11)	(21)	(486)
Capital and reserves attributable to the Company’s equity holders	3,452	5,824	1,584	1,050	454	241	172	1,714	14,491

The equivalent disclosure for the prior year is as follows:

Cash and cash equivalents (note 23)	690	1,284	72	145	16	21	89	132	2,449
Interest-bearing loans and borrowings (note 24)	(3,840)	(2,957)	(464)	(1)	(197)	(1)	(306)	(24)	(7,790)
Derivative financial instruments (net) (note 25)	2,397	(1,246)	(208)	(612)	-	(80)	(209)	2	44
Net debt by major currency including derivative financial instruments	(753)	(2,919)	(600)	(468)	(181)	(60)	(426)	110	(5,297)

Non-debt assets and liabilities analysed as follows:
Non-current assets	4,476	9,311	2,485	1,541	1,459	288	797	1,790	22,147
Current assets	1,809	3,064	749	471	97	149	325	258	6,922
Non-current liabilities	(641)	(1,885)	(276)	(247)	(238)	(4)	(350)	(97)	(3,738)
Current liabilities	(1,610)	(2,059)	(892)	(320)	(125)	(118)	(199)	(268)	(5,591)
Non-controlling interests	(46)	(16)	-	-	(472)	(1)	(12)	(1)	(548)
Capital and reserves attributable to the Company’s equity holders	3,235	5,496	1,466	977	540	254	135	1,792	13,895

(i)	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.

Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position

The following table provides certain information related to our cash generation and changes in our cash and cash equivalents position:

	2017 €m	2016 €m	2015 €m
Net cash inflow from operating activities	2,189	2,340	2,247
Net cash outflow from investing activities	(2,685)	(735)	(7,306)
Net cash inflow/(outflow) from financing activities	343	(1,732)	4,162
Decrease in cash and cash equivalents	(153)	(127)	(897)
Cash and cash equivalents at beginning of year, excluding overdrafts (note 23)	2,449	2,518	3,295
Effect of exchange rate changes	(161)	58	120
Cash and cash equivalents at end of year, excluding overdrafts (note 23)	2,135	2,449	2,518
Bank overdrafts	(71)	(78)	(117)
Borrowings	(7,910)	(7,712)	(9,104)
Derivative financial instruments	50	44	85
Total liabilities from financing activities	(7,931)	(7,746)	(9,136)
Net debt at end of year	(5,796)	(5,297)	(6,618)
Cash at bank and in hand reclassified as held for sale (note 23)	(20)	-	-
Bank overdrafts reclassified as held for sale (note 24)	5	-	-
Group net debt excluding net debt reclassified as held for sale	(5,811)	(5,297)	(6,618)

Schedule of Significant Borrowings

The main sources of Group debt funding are public bond markets in Europe and North America. The following bonds were outstanding as at 31 December 2017:

	Annual coupons	Outstanding millions	Final maturity
US Dollar bonds (i)	8.125%	US$288	2018
euro bonds	5.000%	€500	2019
euro bonds	2.750%	€750	2020
US Dollar bonds	5.750%	US$400	2021
euro bonds	1.750%	€600	2021
Swiss Franc bonds	1.375%	CHF330	2022
euro bonds	3.125%	€750	2023
euro bonds	1.875%	€600	2024
US Dollar bonds	3.875%	US$1,250	2025
US Dollar bonds	3.400%	US$600	2027
euro bonds	1.375%	€600	2028
Pound Sterling bonds	4.125%	£400	2029
US Dollar bonds (ii)	6.400%	US$213	2033
US Dollar bonds	5.125%	US$500	2045
US Dollar bonds	4.400%	US$400	2047

(i)	Originally issued as a US$650 million bond in July 2008. In May 2017, US$362.13 million of the issued notes were redeemed by the issuer as part of liability management exercise.

(ii)	Originally issued as a US$300 million bond in September 2003. In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken